Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000013875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Growth Equity Fund at NAV
Average Annual Return, Percent	15.30%	11.03%	15.49%
C000013877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Core Equity Fund at NAV
Average Annual Return, Percent	13.80%	13.66%	14.01%
C000013878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life International Equity Fund at NAV
Average Annual Return, Percent	32.44%	8.09%	7.96%
C000013879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Large Cap Value Fund at NAV
Average Annual Return, Percent	17.23%	12.63%	10.76%
C000013880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Small Cap Equity Fund at NAV
Average Annual Return, Percent	16.40%	11.02%	11.04%
C000013881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Stock Index Fund at NAV
Average Annual Return, Percent	17.04%	13.10%	14.21%
C000013882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Large Cap Responsible Equity Fund at NAV
Average Annual Return, Percent	16.63%	11.83%	13.62%
C000013883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Real Estate Securities Select Fund at NAV
Average Annual Return, Percent	1.86%	3.55%	5.88%
C000013884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Core Bond Fund at NAV
Average Annual Return, Percent	7.07%	0.09%	2.52%
C000135632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nuveen Life Balanced Fund at NAV
Average Annual Return, Percent	12.71%	5.69%	7.40%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U S Aggregate Bond C000013884 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
FTSE Nareit All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent	2.27%	4.85%	5.77%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Moderately Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	12.87%	4.06%	6.10%
Balanced Fund Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund Composite Index
Average Annual Return, Percent	13.60%	6.00%	7.68%